Document and Entity Information	May 19, 2022
Cover [Abstract]
Entity Registrant Name	Mimecast Ltd
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001644675
Current Fiscal Year End Date	--03-31
Document Type	8-K
Document Period End Date	May 19, 2022
Entity Incorporation State Country Code	Y9
Entity File Number	001-37637
Entity Address, Address Line One	1 Finsbury Avenue
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2M 2PF
Entity Address, Country	GB
City Area Code	(781)
Local Phone Number	996-5340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, $0.012 par value per share
Trading Symbol	MIME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false